SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Statement [Line Items]
Commission paid	$ 148		$ 367
Subsequent event [Member]
Statement [Line Items]
Proceeds from common share issuance	$ 17,732
Common stock issued | shares	9,050,000	9,050,000
Commission rate	2.75%	2.75%
Commission paid	$ 488
Net proceeds from share issuance	$ 17,244
Subsequent event [Member] | Option [Member]
Statement [Line Items]
Proceeds from common share issuance		$ 305
Common stock, average price | $ / shares		$ 1.16
Share purchase option exercised | shares	264,000	264,000
Subsequent event [Member] | Warrants [Member]
Statement [Line Items]
Share purchase warrants exercised | shares	896,562	896,562
Proceeds from common share issuance	$ 717
Common stock, average price | $ / shares	$ 0.80